INCOME TAXES, Taxes on Income (Tax Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Israel	$ 4,685	$ 338	$ 621
Foreign	18,944	16,327	4,726
Total current income tax expense	23,629	16,665	5,347
Deferred [Abstract]
Israel	973	1,678	(106)
Foreign	(1,626)	(3,396)	(244)
Total deferred income tax benefit	(653)	(1,718)	(350)
Total income taxes	$ 22,976	$ 14,947	$ 4,997